Business Segments (Narrative) (Detail) ¥ in Billions	6 Months Ended
	Sep. 30, 2022 segment	Sep. 30, 2021 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | segment	7
Operating Segments | Digital Service Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ (5.8)
Operating Segments | Global Corporate & Investment Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(2.6)
Operating Segments | Global Commercial Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.6)
Operating Segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		(0.5)
Operating Segments | Retail & Commercial Banking Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		6.0
Operating Segments | Global Markets Business Group | Customer Business
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		1.4
Other
Segment Reporting Information [Line Items]
Modification impact in operating profits (losses)		¥ 1.9